Shareholder Report, Average Annual Return (Details) 194882_NEOS Ethereum High Income ETF_TF_TSR Annual {TF}	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
NEOS Ethereum High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Ethereum High Income ETF NAV
Average Annual Return, Percent	0.74%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Average Annual Return, Percent	0.34%
CME CF ETH-USD Reference Rate 4PM NY [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CME CF ETH-USD Reference Rate 4PM NY
Average Annual Return, Percent	(0.94%)